Intangible Assets and Goodwill	12 Months Ended
Oct. 31, 2022
Intangible Assets and Goodwill.
Intangible Assets and Goodwill

8. Intangible Assets and Goodwill

	Software	Licenses	Brand Name	Goodwill	Total
Cost	$	$	$	$	$
Opening balance, November 1, 2020	2,282	9,976	1,502	6,061	19,821
Additions	150	-	-	-	150
Additions from business combinations (Note 5)	7,217	37,406	19,552	73,812	137,987
Disposals	-	(1,230)	-	-	(1,230)
Impairment loss	-	(1,390)	-	-	(1,390)
Foreign currency translation	(186)	-	21	73	(92)
Balance, October 31, 2021	9,463	44,762	21,075	79,946	155,246

Additions and Reclasses	905	-	308	83	1,296
Additions from business combinations (Note 5)	338	20	10,047	43,967	54,372
Impairment loss	(89)	-	(1,365)	(45,077)	(46,532)
Foreign currency translation	42	-	2,508	4,500	7,050
Balance, October 31, 2022	10,659	44,782	32,573	83,419	171,433

Accumulated depreciation
Opening balance, November 1, 2020	606	1,188	-	-	1,794
Amortization	1,215	10,161	-	-	11,376
Disposals	-	(160)	-	-	(160)
Foreign currency translation	(45)	-	-	-	(44)
Balance, October 31, 2021	1,776	11,189	-	-	12,966
Amortization	2,412	10,672	-	-	13,084
Foreign currency translation	(106)	-	-	-	(106)
Balance, October 31, 2022	4,082	21,861	-	-	25,944

Balance, October 31, 2021	7,687	33,573	21,075	79,946	142,280
Balance, October 31, 2022	6,577	22,921	32,573	83,419	145,490

The carrying values of goodwill are tested for impairment annually. During the year the Company completed its annual impairment tests as of August 1, 2022, to allow more time required for management to prepare and review the test, which was previously tested at year end, and has included a summary of key inputs below for each CGU to which goodwill has been allocated.

For all impairment tests performed for the year ended October 31, 2022, the Company completed the testing using the FVLCD. The fair value calculation requires level 3 inputs such as forecasted future cashflows of the Company’s cash generating units (“CGU”) over a period of one year, growth rate percentages and terminal growth rates.

Goodwill

On August 1, 2022, the Company completed impairment testing over the group of CGUs to which goodwill had been allocated. Goodwill arising from business combinations is allocated either to the bricks and mortar retail locations (CGUs) or to ecommerce retail subsidiaries (CGUs), as each group of CGUs benefit from synergies created through these business combinations based on whether they are retail locations or ecommerce platforms.

Included in the CGU group for bricks and mortar are all retail locations in addition to the acquisitions of Bud Room, Boreal, Crossroads, Ontario Lottery Winner, Bud Heaven, Kensington and Choom. Total goodwill allocated to this group of CGUs for the year ended October 31, 2022 is $54,882 (August 1, 2022: $49,662, October 31, 2021: $35,684)

Included in the CGU group for ecommerce are all of the ecommerce subsidiaries including the addition of NuLeaf. With the reduction caused by the impairment, the goodwill remaining that is allocated to this group of CGUs for the year ended October 31, 2022 is $28,537 (August 1, 2022: $66,134, October 31, 2021: $44,262)

Bricks and mortar retail

The recoverable amount of the group of CGUs included in bricks and mortar retail, was determined based on a FVLCD model. The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were forecasted based on actual operating results as well as industry and market trends. Revenue for years after the first year are forecasted at a growth rate of 2%; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate range of 13.0%-14.0% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be higher than the carrying value of the group of CGUs, which did not result in an impairment (2021 - $nil).

Ecommerce retail

The recoverable amount of the ecommerce aggregate group of CGUs was determined based on a FVLCD model. The recoverable amount of the e-commerce aggregated group of CGU’s was determined using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were forecasted based on actual operating results as well as industry and market trends. Revenue for the years after the first year are forecasted at a growth rate range of 4.7% to 10.7%. Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 15% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be less than the carrying value of the group of CGUs, which resulted in an impairment of $45,077 (2021 - $nil). The most sensitive inputs to the fair value model are the revenue growth rate.

All else being equal:

i.A 2% increase in the discount rate would have resulted in an impairment of approximately $52,141: and,

ii.A 2% decrease in the average forecasted revenue would have resulted in an impairment of approximately $48,409.

Indefinite life intangible assets

Each CGU that has indefinite life intangible assets were also included in the annual impairment testing. The recoverable amount of each CGU was determined based on a FVLCD model.

Grasscity

Indefinite life intangible assets, with a carrying value of $1,701 at October 31, 2022, were allocated to the Grasscity CGU. The Company performed its annual impairment test at August 1, 2022 and the recoverable amount of the Grasscity CGU was determined based on FVLCD. The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were forecasted based on actual operating results as well as industry and market trends Revenue for the years after the first year are forecasted at a growth rate range of -3.3% to 6.0%; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 15% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be higher than the carrying value of the Grasscity CGU, which did not result in an impairment (2021 - $nil).

Smoke Cartel

Indefinite life intangible assets, with a carrying value of $4,151 at October 31, 2022, were allocated to the Smoke Cartel CGU. The Company performed its annual impairment test at August 1, 2022, and the recoverable amount of the Smoke Cartel CGU was determined based on FVLCD.

The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were forecasted based on actual operating results as well as industry and market trends. Revenue for the years after the first year are forecasted at a growth rate range of 3.0% to 20.3%; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 15.0% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be lower than the carrying value of the Smoke Cartel CGU, which did result in an impairment of $564 (2021 - $nil).

All else being equal:

i.A 2% increase in the discount rate would have resulted in an impairment of approximately $1,539: and,

ii.A 2% decrease in the average forecasted revenue would have resulted in an impairment of approximately $739.

FABCBD

Indefinite life intangible assets, with a carrying value of $8,909 at October 31, 2022, were allocated to the FABCBD CGU. The Company performed its annual impairment test at August 1, 2022 and the recoverable amount of the FABCBD CGU was determined based on FVLCD.

The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were forecasted based on actual operating results as well as industry and market trends. Revenue for the years after the first year are forecasted at a growth rate range of 0.7% to 6.6%; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 15% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be higher than the carrying value of the FABCBD CGU, which did not result in an impairment (2021 - $nil).

Daily High Club (“DHC”)

Indefinite life intangible assets, with a carrying value of $2,929 at October 31, 2022, were allocated to the DHC CGU. The Company performed its annual impairment test at August 1, 2022 and the recoverable amount of the DHC CGU was determined based on FVLCD.

The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were forecasted based on actual operating results as well as industry and market trends. Revenue for the years after the first year are forecasted at a growth rate range of 5.0% to 8.0%; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 15% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be lower than the carrying value of the DHC CGU, which did result in an impairment of $331 (2021 - $nil).

All else being equal:

i.A 2% increase in the discount rate would have resulted in an impairment of approximately $649: and,

ii.A 2% decrease in the average forecasted revenue would have resulted in an impairment of approximately $398.

DankStop

Indefinite life intangible assets, with a carrying value of $1,499 at October 31, 2022, were allocated to the DankStop CGU. The Company performed its annual impairment test at August 1, 2022 and the recoverable amount of the DankStop CGU was determined based on FVLCD.

The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were forecasted based on actual operating results as well as industry and market trends. Revenue for the years after the first year are forecasted at a growth rate range of -2.5% to 5.0%; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 15% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be lower than the carrying value of the DankStop CGU, which did result in an impairment of $470 (2021 - $nil).

All else being equal:

i.A 2% increase in the discount rate would have resulted in an impairment of approximately $556: and,

ii.A 2% decrease in the average forecasted revenue would have resulted in an impairment of approximately $491.

Blessed CBD

Indefinite life intangible assets, with a carrying value of $3,879 at October 31, 2022, were allocated to the Blessed CBD CGU. The Company performed its annual impairment test at August 1, 2022 and the recoverable amount of the Blessed CBD CGU was determined based on FVLCD.

The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were forecasted based on actual operating results as well as industry and market trends. Revenue for the years after the first year are forecasted at a growth rate range of -0.1% to 6.8%; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 15% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be higher than the carrying value of the Blessed CBD CGU, which did not result in an impairment (2021 - $nil).

Nuleaf

Indefinite life intangible assets, with a carrying value of $10,872 at October 31, 2022, were allocated to the Nuleaf CGU. The Company performed its annual impairment test at August 1, 2022 and the recoverable amount of the Nuleaf CGU was determined based on FVLCD.

The model was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first year, revenues were forecasted based on actual operating results as well as industry and market trends. Revenue for the years after the first year are forecasted at a growth rate range of 5.7% to 27.6%; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate of 15% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be higher than the carrying value of the Nuleaf CGU, which did not result in an impairment.

Finite life intangible assets

For the year-ended October 31, 2022, the Company performed indicator assessments over CGUs with property and equipment, right-of-use assets, and finite intangible assets, over all retail locations (CGUs) to determine if impairment indicators existed at the reporting date. The Company identified four retail location CGUs as potentially impaired, where the financial performance was declining monthly due to market pressures and increased competition. The Company calculated the recoverable amount of the CGUs using the FVLCD model.

Retail locations

The model for each of the locations was built using 5-year cash flows projections expected to be generated based on historical performance, financial forecasts, and growth expectations. For the first 2 years, revenues were forecasted based on actual operating results as well as industry and market trends. Revenue for the years after the second year are forecasted at a growth rate of 2%; Cash flows beyond 5 years used a terminal growth rate of 2%; and Cash flows were discounted at an after-tax discount rate range of 13.50% to 14.50% based on a market participant weighted average cost of capital.

As a result of the impairment test performed, the recoverable amount was determined to be higher than the carrying value of the four retail CGUs, which did not result in an impairment.